Debt	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Debt	Debt

	June 30, 2024	December 31, 2023
(in $ thousands)

Total debt, net of deferred finance charges	725,451	439,496
Less: Current portion of long-term debt, net of deferred finance charges	(23,467)	(19,795)
Long-term debt, net of deferred finance charges	701,984	419,701

	June 30, 2024	December 31, 2023
(in $ thousands)
Vessel financing (Mount Norefjell)	60,045	61,297
Vessel financing (Mount Ita)	60,050	61,302
Vessel financing (Mount Etna)	60,610	61,812
Vessel financing (Mount Blanc)	60,458	61,681
Vessel financing (Mount Matterhorn)	61,518	62,509
Vessel financing (Mount Neblina)	61,535	62,509
Vessel financing (Mount Hua)	62,525	13,683
Vessel financing (Mount Bandeira)	62,525	13,683
Vessel financing (Mount Elbrus)	62,525	13,783
Vessel financing (Mount Denali)	63,000	13,783
Vessel financing (Mount Aconcagua)	63,000	13,783
Vessel financing (Mount Emai)	63,000	13,783
Total debt, gross	740,791	453,608
Less: Deferred finance charges	(15,340)	(14,112)
Total debt, net of deferred finance charges	725,451	439,496

The outstanding debt, gross of deferred finance charges, as of June 30, 2024, is repayable as follows:

Year ending December 31
(in $ thousands)
2024 (remaining six months)	12,900
2025(1)	26,913
2026	26,064
2027	27,539
2028	29,563
Thereafter	617,812
Total	740,791
Deferred finance charges	(15,340)
Total debt, net of deferred finance charges	725,451

(1) $13.2 million repayable in the six months ended June 30, 2025.
AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements

The Company has entered into sale and leaseback transactions accounted for as financing transactions. In February 2022, the Company entered into sale and leaseback arrangements with AVIC for the first four newbuildings “Mount Norefjell”, “Mount Ita”, “Mount Etna”, and “Mount Blanc” which have been delivered from New Times Shipyard. Pursuant to the lease financing, Himalaya Shipping received pre-delivery financing at a fixed interest rate of 5% per annum for the third and fourth pre-delivery installments ($6.8 million paid for each of the third and fourth installments). As security for the pre-delivery financing, the Company entered into an agreement to assign in favor of AVIC the first four newbuilding contracts and the related refund guarantees, as well as a parent company guarantee from the Company, share pledges over the related subsidiaries, and account pledges over the related subsidiaries’ bank accounts. Upon delivery of the relevant vessels from New Times Shipyard, the vessels were sold to companies owned and designated by AVIC. The vessels were delivered in 2023 and chartered back on seven-year bareboat charters which include purchase options each year from year 3 until the end of the bareboat period. The first purchase option in year 3 is at a price of $56.9 million and then declines to $47.2 million after year 7.

In February 2023, the sale and leaseback agreements for the first four newbuildings were amended whereby AVIC agreed to finance 90% of the sixth installments on the newbuilding contracts or $2.2 million for each vessel relating to the cost of installing scrubbers on each vessel. This is repayable in advance in 12 quarterly installments of $180,000 for each vessel, together with interest calculated as: a) LIBOR plus a margin of 4.5% for the period until June 30, 2023; and b) Overnight SOFR plus a margin of 4.5% and credit adjustment spread of 0.26161% from July 1, 2023.

Under the relevant financing agreements, payment of dividends or making of other distributions from each relevant subsidiary to the Company will only be allowed if immediately following such payment or distribution there will be maintained in the bank account an amount no less than the higher of (a) $3.6 million and (b) the aggregate of the bareboat rate under the facility and the operating expenses for the vessel that are payable within the next six months.

The fixed price purchase options and a cash penalty of $25.0 million per vessel for not exercising any of the purchase options under the sale and leaseback transaction results in a failed sale and leaseback and the transaction is accounted for as a financing transaction.

In the year ended December 31, 2023, the Company has drawn $200.0 million on the financing to pay scheduled delivery installments for the first four newbuildings. The carrying value of Vessels and equipment financed by AVIC is $277.2 million as of June 30, 2024. The amount outstanding under the facility was $241.2 million and $246.1 million as of June 30, 2024 and December 31, 2023, respectively.

CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements

In April 2022, the Company entered into sale and leaseback arrangements with CCBFL for newbuildings “Mount Matterhorn”, “Mount Neblina”, “Mount Bandeira”, “Mount Hua”, “Mount Elbrus”, “Mount Denali”, “Mount Aconcagua” and “Mount Emai” to be delivered from New Times Shipyard. Pursuant to the lease financing, CCBFL is to provide pre-delivery financing at a fixed interest rate of 5% per annum for the third and fourth pre-delivery installments ($6.8 million and $6.9 million, respectively) to be paid for each of the third and fourth installment for newbuildings “Mount Matterhorn”, “Mount Neblina”, “Mount Bandeira”, “Mount Hua” and “Mount Elbrus”, “Mount Denali”, “Mount Aconcagua” and “Mount Emai”. As security for the pre-delivery financing, the Company entered into an agreement to assign in favor of CCBFL the relevant newbuilding contracts and the related refund guarantees, as well as a parent company guarantee from the Company, share pledges over the related subsidiaries, and account pledges over the related subsidiaries’ bank accounts. Upon delivery of the relevant vessels from New Times Shipyard, the vessels were sold to companies owned and designated by CCBFL. The financing amount for each of the vessels is the lower of 90% of the newbuilding contract price and $63.0 million. The vessels were chartered back on seven-year bareboat charters which include purchase options each year from year 3 until the end of the bareboat period. The first purchase option in year 3 is $56.0 million declining to $46.0 million after year 7.

The fixed price purchase options under the sale and leaseback transaction results in a failed sale and leaseback and the transaction is accounted for as a financing transaction.
During the six months ended June 30, 2024, the Company drew $196.9 million (year ended December 31, 2023: $160.6 million) on the financing to pay scheduled delivery installments. The amount outstanding under the facility was $374.6 million and $180.2 million as of June 30, 2024 and December 31, 2023, respectively.The carrying value of newbuildings financed by CCBFL was $87.7 million as of December 31, 2023. The carrying value of vessels and equipment financed by CCBFL was $443.5 million and $146.5 million as of June 30, 2024 and December 31, 2023, respectively.

After 180 days of the delivery of each newbuilding, each subsidiary under the CCBFL sale and leaseback arrangement is required to maintain a minimum cash balance equivalent to the bareboat hire payable within the next three months which amounts to approximately $1.5 million per vessel. As of June 30, 2024, the Company is required to maintain a total minimum cash balance of $3.0 million in the subsidiaries that lease “Mount Matterhorn” and “Mount Neblina,” which are included in cash and cash equivalents on the Unaudited Consolidated Balance Sheet as of June 30, 2024 as there are no legal restrictions on the bank account.

Jiangsu Financial Leasing Co. Ltd (“Jiangsu”) – Sale and leaseback financing

In December 2022, the Company, CCBFL and Jiangsu entered into novation and assignment agreements to transfer and assign all of CCBFL’s rights and obligations to Jiangsu under the corresponding sale and leaseback arrangements for newbuildings “Mount Bandeira” and “Mount Hua”. The novation was accounted for as a debt extinguishment. The transfer was effective in March 2023. The terms under the sale and leaseback arrangements remain unchanged. Upon delivery of the relevant vessels from New Times Shipyard in January 2024, the vessels were sold to companies owned and designated by Jiangsu and chartered back on seven-year bareboat charters, which include purchase options each year from year 3 until the end of the bareboat period. The first purchase option in year 3 is $56.0 million and declines to $46.0 million after year 7.

The fixed price purchase options under the sale and leaseback transaction results in a failed sale and leaseback and the transaction is accounted for as a financing transaction.

The Company drew down $98.6 million from Jiangsu for delivery installments on the “Mount Hua” and “Mount Bandeira” during the six months ended June 30, 2024 (year ended December 31, 2023: $27.4 million). The amount outstanding under the facility was $125.1 million and $27.4 million as of June 30, 2024 and December 31, 2023, respectively. The carrying value of vessels and equipment financed by Jiangsu was $147.0 million as of June 30, 2024.

The bareboat rate per day under the sale and leaseback arrangements is fixed for the bareboat period and the average bareboat rate per day for the sale and leaseback arrangements with AVIC, CCBFL and Jiangsu is $16,567. Bareboat payments are paid quarterly in advance under the arrangement with AVIC and quarterly in arrears under the arrangements with CCBFL and Jiangsu. The Company has classified the estimated amortization of the bareboat payments due within twelve months from June 30, 2024 as “Current portion of long-term debt” on the “Consolidated Balance sheet.”

Drew Holdings Limited. (“Drew”) – Revolving Credit facility

In December 2022, the Company entered into a $15.0 million revolving credit facility agreement with Drew, who is a significant shareholder in the Company. The facility was available to the Company until December 31, 2023 and was repayable on December 31, 2024 at the latest. In December 2022, the Company drew $1.0 million on the revolving credit facility with Drew. This amount was fully repaid in the year ended December 31, 2023.
Effective December 18, 2023, an addendum to the Drew revolving credit facility was executed, decreasing the maximum amount available under the facility from $15.0 million to $10.0 million, and extending the maturity of the facility from December 31, 2024 to December 31, 2025. In addition, the addendum extended the drawdown window to December 31, 2024 and aligned the interest rate with the Term Secured Overnight Financing Rate (“SOFR”). The amended facility bears interest for the applicable interest periods under the facility, at a rate of SOFR plus a margin of 8% p.a.

As of June 30, 2024, the Company has $10.0 million available to draw down from this facility.